ORGANIZATION, OPERATIONS AND BASIS OF PRESENTATION	12 Months Ended
Jan. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, OPERATIONS AND BASIS OF PRESENTATION	ORGANIZATION, OPERATIONS AND BASIS OF PRESENTATION
Description of Business

Cognyte Software Ltd. (the “Company”, “Cognyte”, “we”, “us” and “our”) is a global leader in investigative analytics software that empowers governments and enterprises with Actionable Intelligence for a Safer World™. Our open software is designed to help governments and enterprises accelerate and improve the effectiveness of investigations. Over 1,000 government and enterprise customers rely on Cognyte’s solutions to accelerate and conduct investigations and derive insights, with which they identify, neutralize, and tackle threats to national security, personal safety, business continuity and various forms of criminal activity. Our government customers consist of national, regional, and local government agencies in more than 100 countries around the world. Our enterprise customers consist of commercial customers and physical security customers.

Basis of Presentation

On February 1, 2021, the spin-off of Cognyte from Verint Systems Inc. (“Verint”) was completed.

Prior to the spin-off, the Company had not published stand-alone financial statements. As a result, the Company's comparative combined financial statements as of January 31, 2021 and for the years ended January 31, 2021 and 2020 were derived (carved-out) from the consolidated financial statements and accounting records of Verint and have been prepared in conformity with generally accepted accounting principles in the United States (“GAAP”). The preparation of the combined financial statements required management to make certain estimates and assumptions, either at the balance sheet date or during the year that affects the reported amounts of assets and liabilities as well as expenses. These combined financial statements include the assets and liabilities of the Verint subsidiaries that are attributable to the Company’s business and exclude the assets and liabilities of the Verint subsidiaries that are not attributable to the Company’s business. During the years ended January 31, 2021 and 2020, the Company functioned as part of the larger group of companies controlled by Verint. Accordingly, Verint performed certain corporate overhead functions for the Company. Therefore, certain corporate costs, including compensation costs for corporate employees supporting the Company, have been allocated from Verint. These allocated costs are for corporate functions including, but not limited to, senior management, legal, human resources, finance and accounting, treasury, information technology, internal audit and other shared services, which were not historically provided at the Company level. Where possible, these costs were specifically identified to the Company, with the remainder primarily allocated on the basis of revenue as a relevant measure. The combined financial statements do not necessarily include all the expenses that would have been incurred or held by the Company had it been a separate, stand-alone company, and we expect to incur additional expenses as a separate, stand-alone publicly-traded company. It is not practicable to estimate actual costs that would have been incurred had the Company been a separate stand-alone company during the years ended January 31, 2021 and 2020. Allocations for management costs and corporate support services provided to the Company totaled $97.3 million and $81.8 million for the years ended January 31, 2021 and 2020, respectively. The Company and Verint considered the allocations to be a reasonable reflection of the benefits received by the Company. See also Note 3, “Related Party Transactions with Verint” for further discussion.

Unless noted otherwise, references to the consolidated financial statements and discussion in the notes to the consolidated financial statements also pertains to the combined, carve-out basis financial statements as of January 31, 2021 and for the years ended January 31, 2021 and 2020.

The accompanying consolidated and combined financial statements include a joint venture in which we hold a 50% equity interest. The joint venture is a variable interest entity (“VIE”) in which we are the primary beneficiary as we have the power to direct the activities that are most significant to the VIE. The joint venture’s activities primarily include promoting transactions with end customers as well as negotiating their commercial terms, providing local technical support and interfacing with customers. The noncontrolling interest in the less than wholly owned subsidiary is reflected within equity in our consolidated balance sheets, but separately from our equity.

Equity investments in companies in which we have less than a 20% ownership interest and cannot exercise significant influence, and which do not have readily determinable fair values, are accounted for at cost, adjusted for changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer, less any impairment.
COVID-19 Pandemic

The COVID-19 pandemic has reached all of the regions in which we do business, and governmental authorities around the world have implemented numerous measures attempting to contain and mitigate the effects of the pandemic, including travel bans and restrictions, border closings, quarantines, shelter-in-place orders, shutdowns, limitations or closures of non-essential businesses, and social distancing requirements. Companies around the world, including us, our customers, partners, and vendors, have implemented actions in response, including among others, office closings, site restrictions, and employee travel restrictions. Notwithstanding the loosening of these restrictions in certain countries in certain periods since the onset of the pandemic, the global spread of COVID-19 and actions taken in response have negatively affected us, our customers, partners, and vendors and caused significant economic and business disruption. We continue to monitor and assess the impact of the COVID-19 pandemic, including recommendations and orders issued by government and public health authorities in countries where we operate.

We have seen an improvement in the business environment in 2021 after an initial downturn in early 2020; however, in 2021, our revenue was negatively impacted by delays and reduced spending attributed to the impact of the COVID-19 pandemic on our customers’ operational priorities and as a result of cost containment measures they have implemented. Due to the pandemic, we saw a reduction or delay in certain large customer contracts, particularly on-premises arrangements, and we have generally been unable to conduct face-to-face meetings with existing or prospective customers and partners, present in-person demonstrations of our solutions, or host or attend in-person trade shows and conferences. Limitations on access to the facilities of our customers have also impacted our ability to deliver some of our products, complete certain implementations, and provide in-person consulting and training services, negatively impacting our ability to recognize revenue. Furthermore, many of our customers are government agencies, and their budgets may have been and may continue to be stretched thin due to the efforts taken to combat the pandemic. If some of our government customers experience budget shortfalls, they may decide to forgo using our services. Our ability to predict how the pandemic will impact our results in future periods is limited, including the extent to which customers may delay or miss payments, customers may defer, reduce, or refrain from placing orders or renewing subscriptions or support arrangements, or to which travel restrictions and site access restrictions may remain necessary, particularly if the pandemic fails to abate for an extended period of time or worsens.

Additionally, as a result of COVID-19’s impact on the global supply, we have experienced delays in supplier deliveries (including with respect to electronic components and other products on which the Company relies), extended lead times, and increased cost of freight, purchased materials and manufacturing labor costs. These disruptions, which are expected to continue into 2022, have delayed and are expected to continue to delay the timing of some customer orders and expected deliveries of our products. If the impacts of the supply chain disruptions are more severe than we expect, it could result in even longer lead times and further increased costs, all of which could materially adversely affect our business, financial condition and results of operations. In addition, governments may reduce their budgets or defer purchase decisions until supply chain disruptions subside.

In light of the adverse impact of COVID-19 on global economic conditions and our revenue, along with the uncertainty associated with the extent and timing of a potential recovery, in 2020, we implemented certain cost-reduction actions of varying durations. Such actions included, but were not limited to, reducing our discretionary spending, decreasing capital expenditures, reconsidering the optimal uses of our cash and other capital resources, and reducing workforce-related costs. Based on the improved business environment and our financial performance during 2021, we have in many cases resumed investments and other spending; however, these actions may need to be reassessed depending on how the facts and circumstances surrounding the pandemic evolve and we continue to evaluate and may decide to implement further cost control strategies to help us mitigate the impact of the pandemic, if required. Any such actions may have an adverse impact on us, particularly if they remain in place for an extended period.

War in Europe

On February 24, 2022, a full-scale military invasion of Ukraine by Russian troops was reported. The length and impact of the ongoing military conflict is highly unpredictable, and has led to and could continue creating market disruptions, including significant volatility in commodity prices, credit and capital markets, restrictions on international trade as well as supply chain interruptions.

Russian military actions and the resulting sanctions could also adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets in the longer term, potentially making it more difficult for us to obtain additional funds.

We are continuing to monitor the situation in Ukraine and assessing its potential impact on our business. While we do not trade with any Russian or Belarusian governmental agencies or with any of the entities which are subject to sanctions, any of the above-mentioned factors could affect our business, prospects, financial condition, and operating results. The extent and duration of the military action, sanctions and resulting market disruptions are currently impossible to predict, but could be substantial.
Additionally, disruptive impacts of the conflict on other countries in Eastern Europe, including Bulgaria and Romania, where we have operations and facilities, could be prolonged, which may require us to reevaluate our operations there and/or otherwise harm our business. In addition, in response to the armed conflicts, governments may allocate budgets to military or other immediate needs, on account of our solutions.